Summary of Significant Accounting Policies (Details) - EBP 258 - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Commission on purchase or sale paid by participant (per share)		$ 0.02
Forfeitures used to offset employer contributions		$ 35
Forfeitures used to pay Plan expenses		30
Unallocated forfeitures		$ 69	$ 66
Subsequent Event
EBP, Accounting Policy [Line Items]
Separation Agreement, vested percentage for Clean Earth employees	100.00%